Retirement Benefit and Other Post-retirement Obligations - Summary of Amounts Recognised in Income Statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	£ 60	£ 63	£ 65
Past service cost	13	0	3
Settlements	0	0	0
Administration expenses	8	8	7
Total operating expenses	81	71	75
Interest on plan assets	(143)	(153)	(80)
Interest on plan liabilities	122	127	71
Net finance (income)/expense	(21)	(26)	(9)
Net income statement charge	60	45	66
UK Group plan [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	17	16	17
Past service cost	13	0	3
Settlements	0	0	0
Administration expenses	8	8	7
Total operating expenses	38	24	27
Interest on plan assets	(138)	(148)	(77)
Interest on plan liabilities	116	121	67
Net finance (income)/expense	(22)	(27)	(10)
Net income statement charge	16	(3)	17
Defined benefit other [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	2	2	2
Past service cost	0	0	0
Settlements	0	0	0
Administration expenses	0	0	0
Total operating expenses	2	2	2
Interest on plan assets	(5)	(5)	(3)
Interest on plan liabilities	5	6	3
Net finance (income)/expense	0	1	0
Net income statement charge	2	3	2
Sub-total [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	19	18	19
Past service cost	13	0	3
Settlements	0	0	0
Administration expenses	8	8	7
Total operating expenses	40	26	29
Interest on plan assets	(143)	(153)	(80)
Interest on plan liabilities	121	127	70
Net finance (income)/expense	(22)	(26)	(10)
Net income statement charge	18	0	19
Defined contribution [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	41	45	46
Past service cost	0	0	0
Settlements	0	0	0
Administration expenses	0	0	0
Total operating expenses	41	45	46
Interest on plan assets	0	0	0
Interest on plan liabilities	0	0	0
Net finance (income)/expense	0	0	0
Net income statement charge	41	45	46
PRMB [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	0	0	0
Past service cost	0	0	0
Settlements	0	0	0
Administration expenses	0	0	0
Total operating expenses	0	0	0
Interest on plan assets	0	0	0
Interest on plan liabilities	1	0	1
Net finance (income)/expense	1	0	1
Net income statement charge	£ 1	£ 0	£ 1